Employee stock incentive plans (Details 2) - Category A [Member] - DRL 2007 Plan [Member]	12 Months Ended
	Mar. 31, 2020 Number ₨ / shares	Mar. 31, 2019 Number ₨ / shares
Statement [Line Items]
Shares arising out of options, Outstanding at the beginning of the year | Number	146,060	0
Shares arising out of options, Granted during the year | Number	61,700	149,160
Shares arising out of options, Expired/forfeited during the year | Number	(5,000)	(3,100)
Shares arising out of options, Exercised during the year | Number	0	0
Shares arising out of options, Outstanding at the end of the year | Number	202,760	146,060
Shares arising out of options, Exercisable at the end of the year | Number	35,265	0
Range of exercise prices, Outstanding at the beginning of the year		₨ 0
Range of exercise prices, Granted during the year	₨ 2,814.00
Range of exercise prices,exercised/forfeited during the year	2,607.00	2,607.00
Range of exercise prices, Exercised during the year	0	0
Range of exercise prices, Exercisable at the end of the year		0
Weighted average exercise price, Outstanding at the beginning of the year	2,166.00	0
Weighted average exercise price, Granted during the year	2,814.00	2,176.00
Weighted average exercise price, expired/forfeited during the year	2,607.00	2,607.00
Weighted average exercise price, Exercised during the year	0	0
Weighted average exercise price, Outstanding at the end of the year	2,353.62	2,166.00
Weighted average exercise price, Exercisable at the end of the year	₨ 2,150.81	₨ 0
Weighted average remaining useful life, Outstanding at the beginning of the year	81	0
Weighted average remaining useful life, Granted during the year	90	90
Weighted average remaining useful life, Outstanding at the end of the year	72	81
Weighted average remaining useful life, Exercisable at the end of the year	51	0
Bottom of range [member]
Statement [Line Items]
Range of exercise prices, Outstanding at the beginning of the year	₨ 1,982.00
Range of exercise prices, Granted during the year		₨ 1,982.00
Range of exercise prices, Outstanding at the end of the year	1,982.00	1,982.00
Range of exercise prices, Exercisable at the end of the year	1,982.00
Top of range [member]
Statement [Line Items]
Range of exercise prices, Outstanding at the beginning of the year	2,607.00
Range of exercise prices, Granted during the year		2,607.00
Range of exercise prices, Outstanding at the end of the year	2,814.00	₨ 2,607.00
Range of exercise prices, Exercisable at the end of the year	2,607.00
Middle Range One [Member]
Statement [Line Items]
Range of exercise prices, Outstanding at the end of the year	₨ 2,607.00